CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized shares	690,000,000
Common stock, shares issued	55,886,692
Common stock, shares outstanding	55,886,692
Common Class V [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized shares	275,000,000
Common stock, shares issued	115,463,646
Common stock, shares outstanding	115,463,646